Braskem Idesa Borrowings (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	R$ 14,277	R$ 10,511
2026
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	37
2027
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	11
2028
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	1,610	466
2029
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	5,392	4,290
2032
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	R$ 7,227	R$ 5,755